Fair Value Measurements (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Acquisition of investment securities	$ 87,600,000
Fair value of private placement bonds	23,100,000	24,200,000
Third party pricing for private placement bonds	23,800,000	24,500,000
Matrix pricing or par value of private placement bonds, amount exceeded	700,000	300,000
Lower of the matrix price or par value of private placement bonds	23,100,000	24,200,000
Impaired financing receivable recorded investment reduction to estimated fair value	7,100,000	9,900,000
Estimated fair value of impaired loans and leases	6,700,000	10,500,000
Partial charge-offs to reduce carrying value of impaired loans and leases to estimated fair value	5,600,000	8,100,000
Specific loan and lease allocations to reduce carrying value of impaired loans and leases to estimated fair value	1,500,000	1,800,000
Partial charge-offs, net of adjustments to the FDIC loss share receivable and the FDIC clawback payable	6,200,000	300,000
Provision for loans and lease losses to cover charge-offs	6,200,000	300,000
Impaired covered loans	38,463,000	1,854,000
Discount rate of covered other real estate, minimum	8.00%
Discount rate of covered other real estate, maximum	9.50%
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range of Discount factors	0.50%
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range of Discount factors	3.18%
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Acquisition of investment securities	81,100,000
Impaired covered loans	38,463,000	1,854,000
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Acquisition of investment securities	$ 6,500,000